Schedule of investments
Delaware Investments® National Municipal Income Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 162.96%
Education Revenue Bonds — 21.18%
Arizona Industrial Development Authority Revenue
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	1,115,000	$ 1,009,766
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	5,000,000	5,743,800
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	925,000	874,449
Series A 5.00% 3/1/39	170,000	154,975
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/45	585,000	605,469
Chicago, Illinois Board of Education Revenue
ICE 5.75% 4/1/48 (BAM)	4,000,000	4,423,680
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Aspen Ridge School Project) Series A 144A 5.25% 7/1/46 #	500,000	478,770
(Charter School - Community Leadership Academy Second Campus Project) 7.45% 8/1/48	500,000	500,940
(Charter School - Peak to Peak Charter School Project) 5.00% 8/15/34	1,000,000	1,015,850
(Charter School - Science Technology Engineering and Math (STEM) School Project) 5.125% 11/1/49	765,000	746,418
(Charter School - Skyview Academy Project) 144A 5.50% 7/1/49 #	750,000	749,993
(Charter School - University Lab School Building) 144A 5.00% 12/15/45 #	500,000	505,000
(Vail Mountain School Project) 4.00% 5/1/46	25,000	21,468
		Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
District of Columbia Revenue
(Two Rivers Public Charter School Inc. Issue) 5.00% 6/1/50	760,000	$ 698,531
Huntingdon County General Authority Revenue
(AICUP Financing Program - Juniata College Project) Series T 5.00% 10/1/51	2,500,000	2,462,175
Idaho Housing & Finance Association Non-Profit Facilities Revenue
(Sage International School of Boise Project) Series A 4.00% 5/1/50	1,055,000	977,278
Minnesota Higher Education Facilities Authority Revenue
(St. John's University) 4.00% 3/1/36	410,000	397,889
Otsego, Montana Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/34	230,000	219,749
South Carolina, Clemson University Higher Education Revenue
(Byrnes Hall Project) Series A 4.00% 5/1/49	2,500,000	2,407,575
St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	375,000	277,294
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Great River School Project) Series A 144A 5.50% 7/1/38 #	240,000	241,702
(Twin Cities Academy Project) Series A 5.30% 7/1/45	630,000	593,365
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	1,000,000	1,188,940
Washington Higher Education Facilities Authority Revenue
(Gonzaga University Project) 4.00% 4/1/47	3,000,000	2,783,070
NQ- OV9 [0623] 0823 (3054904)    1

Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Westchester County, New York Local Development Revenue
(Pace University) Series A 5.00% 5/1/34	1,500,000	$ 1,504,980
		30,583,126
Electric Revenue Bonds — 13.44%
American Municipal Power Ohio Revenue
(Prairie State Energy Campus Project) Series A 4.00% 2/15/36	2,500,000	2,525,550
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/47	1,210,000	1,249,361
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3&4 Project M)
Series A 4.00% 1/1/59	4,000,000	3,605,760
Series A 5.00% 1/1/56 (BAM)	5,000,000	5,124,050
Series A 5.00% 1/1/63 (BAM)	2,500,000	2,551,925
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
(Salt River Project) Series A 5.00% 1/1/50	3,000,000	3,303,600
Southern Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/41	240,000	247,289
St. Paul, Minnesota Housing & Redevelopment Authority District Energy Revenue
Series B 4.00% 10/1/37	800,000	803,040
		19,410,575
Healthcare Revenue Bonds — 42.44%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	610,000	581,342
Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Fourth Tier Series D 7.25% 1/1/52	1,035,000	673,609
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project) Fourth Tier Series D 7.00% 1/1/37	685,000	$ 488,651
(Senior Living, LLC Project) Second Tier Series B 5.00% 1/1/47	715,000	446,589
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project)
Fourth Tier Series D-2 144A 7.75% 1/1/54 #	50,000	26,531
Second Tier Series B 5.00% 1/1/49	70,000	36,843
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	500,000	404,935
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	1,000,000	1,140,330
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/49	500,000	382,175
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	2,000,000	1,476,780
Series A 4.00% 11/15/50	500,000	476,445
(Adventist Health System/Sunbelt Obligated Group) Series A 5.00% 11/15/48	1,000,000	1,038,930
(American Baptist) 8.00% 8/1/43	1,660,000	1,672,699
(Bethesda Project) Series A-1 5.00% 9/15/48	750,000	669,165
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	525,000	346,448
(CommonSpirit Health) Series A-2 5.00% 8/1/44	290,000	299,532
(Covenant Living Communities and Services) Series A 4.00% 12/1/40	750,000	645,608

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Covenant Retirement Communities, Inc.) Series A 5.00% 12/1/35	1,000,000	$ 1,007,300
(Sanford) Series A 5.00% 11/1/44	1,465,000	1,505,888
(Sunny Vista Living Center Project) Series A 144A 6.25% 12/1/50 #	505,000	340,976
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,390,000	1,055,385
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System) 5.50% 2/15/57	1,000,000	1,012,650
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	280,000	244,378
Series A 5.00% 4/1/40	270,000	231,485
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Healthcare Corporation Obligated Group) Series A 4.00% 8/15/50	1,150,000	996,498
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.75% 2/1/44	500,000	416,700
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44 ‡	125,000	75,000
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/52	1,200,000	1,216,200
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project) Series A 3.50% 8/1/55	6,875,000	$ 5,190,900
Hospital Facility Authority Union County, Oregon Revenue
(Grande Ronde Hospital Project) 5.00% 7/1/39	1,665,000	1,701,730
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A 3.00% 3/1/51	4,630,000	3,298,968
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	4,355,000	4,585,554
Jacksonville, Alabama Public Educational Building Authority Revenue
(Jsu Foundation Project) Series A 5.25% 8/1/53 (AGM)	3,000,000	3,260,880
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,000,000	937,070
(North Memorial Health Care) 5.00% 9/1/30	865,000	888,121
Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	1,500,000	1,209,930
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth) Series A 3.00% 9/1/51	1,000,000	716,870
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	514,045
Series A 5.00% 11/15/34	500,000	513,510

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Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	220,000	$ 201,190
5.25% 11/1/45	850,000	752,072
Missouri Health & Educational Facilities Revenue
(Mercy Health) 4.00% 6/1/53 (BAM)	1,630,000	1,561,328
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series B 4.00% 5/1/56	1,000,000	868,410
Series B 5.00% 5/1/57	3,515,000	3,615,775
New Hope, Texas Cultural Education Facilities Revenue
(Cardinal Bay Inc. - Village on the Park/Carriage Inn Project)
Series A-1 5.00% 7/1/51	135,000	92,475
Series B 4.75% 7/1/51	160,000	80,000
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 3.00% 9/1/50	5,600,000	4,173,344
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 5.00% 7/1/35	360,000	391,086
Rochester, Minnesota Health Care & Housing Facility Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,220,000	1,214,803
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center) 4.00% 9/1/31	205,000	205,232
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	1,585,000	1,453,001
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	2,250,000	$ 2,307,240
Series A 5.00% 5/1/46	375,000	380,396
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(HealthPartners Obligated Group Project) Series A 5.00% 7/1/30	1,000,000	1,025,340
Union County, Oregon Hospital Facility Authority Revenue
(Grande Ronde Hospital Project) 5.00% 7/1/47	500,000	494,895
Wisconsin Health & Educational Facilities Authority Senior Living Revenue
(Covenant Communities, Inc. Project) Second Tier Series B-5 5.00% 7/1/53	1,000,000	748,580
		61,291,817
Housing Revenue Bonds — 1.76%
New York City Housing Development Revenue
(Sustainable Development)
Series A 4.85% 11/1/53	500,000	503,570
Series A 5.00% 5/1/63	2,000,000	2,040,480
		2,544,050
Industrial Development Revenue/Pollution ControlRevenue Bonds — 41.69%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	725,000	398,750
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior) Series B-2 5.00% 6/1/55	4,615,000	4,328,639

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
City & County of San Francisco, California Special Tax District No. 2020-1 Revenue
(Mission Rock Facilities and Services - Federally Taxable) Series B 144A 5.25% 9/1/49 #	550,000	$ 394,163
Fountain, Colorado Urban Renewal Authority Tax Increment Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	655,000	627,208
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	8,162,101	6,754,138
Golden State, California Tobacco Securitization Settlement Asset-Backed Revenue
Series A-1 5.00% 6/1/51	1,500,000	1,563,645
(Capital Appreciation) Subordinate Series B-2 1.473% 6/1/66 ^	40,820,000	4,455,095
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.63% 6/1/57 #, ^	3,900,000	272,883
Series F 144A 0.778% 6/1/57 #, ^	2,500,000	142,500
Lincoln Park Metropolitan District Douglas County, Colorado Revenue
(Improvement) 5.00% 12/1/46 (AGM)	500,000	521,875
Miami-Dade County, Florida Revenue
(Capital Appreciation) 3.505% 10/1/37 (BAM) ^	3,000,000	1,694,460
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series E 3.00% 3/15/50	2,500,000	1,946,000
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York State Thruway Authority State Personal Income Tax Revenue
(Climate Bond Certified - Green Bonds) Series C 5.00% 3/15/55	4,000,000	$ 4,346,680
Public Authority for Colorado Energy Natural Gas Revenue
6.25% 11/15/28	865,000	928,353
6.50% 11/15/38	2,250,000	2,718,090
Public Finance Authority, Wisconsin Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	380,000	346,191
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	1,475,000	1,450,176
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.04% 7/1/51 ^	66,455,000	14,048,587
Series A-1 4.75% 7/1/53	8,500,000	8,120,730
Series A-1 5.00% 7/1/58	2,510,000	2,453,174
Shoals, Indiana Exempt Facilities Revenue
(National Gypsum Project) 7.25% 11/1/43 (AMT)	25,000	25,165
South San Francisco Community Facilities District No. 2021-01 Revenue
(Public Facilities & Services) 4.00% 9/1/44	1,000,000	907,140
Thornton, Colorado Development Authority Revenue
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	265,000	269,309
Series B 5.00% 12/1/36	440,000	447,093
Tobacco Securitization Authority of Southern California Revenue
(San Diego County)
Capital Appreciation Second Subordinate Series C 1.105% 6/1/46 ^	3,235,000	588,349

NQ- OV9 [0623] 0823 (3054904)    5

Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Tobacco Securitization Authority of Southern California Revenue
(San Diego County)
Capital Appreciation Third Subordinate Series D 1.183% 6/1/46 ^	3,015,000	$ 454,451
		60,202,844
Lease Revenue Bonds — 14.16%
Colorado State Department of Transportation Certificates of Participation Revenue
5.00% 6/15/34	340,000	354,756
5.00% 6/15/36	545,000	565,557
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.) 4.00% 12/1/38	500,000	453,920
Idaho Housing & Finance Association Grant & Revenue
Series A 4.00% 7/15/39	1,000,000	990,270
Illinois Finance Authority Revenue
(Provident Group–Sccil Properties Llc – University Of Illinois Urbana-Champaign Project) Series A 5.25% 10/1/53	500,000	549,850
(Provident Group–Sccil Properties LLC – University Of Illinois Urbana-Champaign Project) 5.00% 10/1/48	1,000,000	1,076,550
Irvine Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	5,000,000	4,933,150
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 4.65% 12/15/52 (AGM) ^	4,625,000	1,103,571
Series B 4.545% 12/15/54 (BAM) ^	5,000,000	1,077,850
		Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority Revenue
Series AA 4.00% 6/15/50 (BAM)	2,210,000	$ 2,155,060
New York Liberty Development Revenue
(4 World Trade Center - Green Bonds) Series A 2.875% 11/15/46 (BAM)	7,000,000	5,237,050
Virginia Commonwealth Transportation Board Revenue
(U.S. Route 58 Corridor Development Program) 4.00% 5/15/47	2,000,000	1,956,540
		20,454,124
Local General Obligation Bonds — 5.79%
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AGM)	600,000	621,096
Cass Lake-Bena, Minnesota Independent School District No. 115
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/39	930,000	935,031
Chicago Board of Education Tax General Obligation
(Dedicated Revenues) Series D 5.00% 12/1/46	3,000,000	2,951,070
Chicago, Illinois Board of Education Dedicated Capital Improvement
5.00% 4/1/46	905,000	911,724
Jefferson County, Colorado School District No. R-1
5.25% 12/15/24	750,000	772,853
New York City, New York
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,687,440
Philadelphia, Pennsylvania
(Tax-Exempt) Series A 4.00% 5/1/42	500,000	488,995
		8,368,209

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds — 1.00%
Colorado Educational & Cultural Facilities Authority
(Charter School - Atlas Preparatory School Project) 144A 5.25% 4/1/45-25 #, §	700,000	$ 723,359
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	395,000	411,081
Series A 5.00% 11/15/30-25 §	290,000	301,806
		1,436,246
State General Obligation Bonds — 6.05%
California State
(Various Purpose)
3.00% 3/1/46	2,000,000	1,638,700
4.00% 10/1/50	5,000,000	5,027,100
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	99,821	89,861
Series A-1 4.00% 7/1/46	2,340,000	1,985,396
		8,741,057
Transportation Revenue Bonds — 7.75%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	1,000,000	996,760
Denver, Colorado City & County Airport System Subordinate Revenue
Series A 5.00% 12/1/48 (AMT)	1,000,000	1,030,620
Illinois State Toll Highway Authority Revenue
(Senior) Series A 5.00% 1/1/42	2,700,000	2,967,813
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	1,050,000	1,071,473
Puerto Rico Highway & Transportation Authority Revenue
(Restructured) Series A 5.00% 7/1/62	1,250,000	1,218,750
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey, New Jersey Transportation Authority Revenue
Series A 5.00% 11/1/45 (BAM)	2,455,000	$ 2,625,156
St. Paul, Minneapolis Metropolitan Airports Commission Revenue
(Senior) Series C 5.00% 1/1/46	1,245,000	1,284,790
		11,195,362
Water & Sewer Revenue Bonds — 7.70%
Guam Waterworks Authority Water & Wastewater System Revenue Refunding
5.00% 7/1/37	3,000,000	3,069,090
Portland, Oregon Sewer System Revenue
(Second Lien)
Series A 5.00% 12/1/42	2,195,000	2,470,999
Series A 5.00% 12/1/47	5,000,000	5,572,550
		11,112,639
Total Municipal Bonds (cost $240,287,024)		235,340,049

Short-Term Investments — 3.18%
Variable Rate Demand Notes — 3.18%¤
Los Angeles Department of Water & Power Revenue
Subordinate Series A-2 2.60% 7/1/45 (SPA - Barclays Bank)	3,000,000	3,000,000
Subordinate Series B-3 2.60% 7/1/34 (SPA - Barclays Bank)	500,000	500,000
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.65% 11/15/48 (LOC – Wells Fargo Bank N.A.)	200,000	200,000
University of North Carolina Hospitals at Chapel Hill
Series A 3.60% 2/15/31 (SPA - TD Bank N.A.)	900,000	900,000
Total Short-Term Investments (cost $4,600,000)		4,600,000

Total Value of Securities—166.14% (cost $244,887,024)		$239,940,049

NQ- OV9 [0623] 0823 (3054904)    7

Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
Value (US $)

Liquidation Value of Preferred – (68.55%)	(99,000,000)
Receivables and Other Assets Net of Liabilities—2.41%	$ 3,480,038
Net Assets Applicable to 12,278,003 Shares Outstanding—100.00%	$144,420,087
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $4,967,266, which represents 3.44% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

8    NQ- OV9 [0623] 0823 (3054904)